Consolidated principles and methods (Policies)	6 Months Ended
Jun. 30, 2025
Significant Accounting Policies [Abstract]
General principles and statement of compliance and basis of presentation
The unaudited interim condensed consolidated financial statements as of June 30, 2025 and for the six-month period ended June 30, 2025 were prepared under the supervision of the management of the Company and were submitted by the Executive Board to the review of the Supervisory Board.

All amounts in the unaudited interim condensed consolidated financial statements are presented in thousands of euros, unless stated otherwise. Some figures have been rounded. Accordingly, the totals in some tables may not be the exact sums of component items.

The unaudited interim condensed consolidated financial statements of the Company have been prepared in compliance with IAS 34 – “Interim Financial Reporting” which provides for the presentation of selected explanatory notes. As they are unaudited interim condensed consolidated financial statements, the accompanying notes do not contain all the disclosures required for annual consolidated financial statements and should therefore be read in conjunction with the Company’s consolidated financial statements prepared in accordance with IFRS ® Accounting Standards, as of and for the year ended December 31, 2024.

The preparation of the unaudited interim condensed consolidated financial statements in accordance with IAS 34 – “Interim Financial Reporting” requires the use of estimates and assumptions that affect the amounts and information disclosed in the condensed consolidated financial statements. See Note 3.2 Use of judgement, estimates and assumptions.

The accounting principles used to prepare the unaudited interim condensed consolidated financial statements for the six-month period ended June 30, 2025 are identical to those used for the year ended December 31, 2024 except for the standards listed below that required adoption in 2025.

Standards, amendments to existing standards and interpretations published by the IASB whose application has been mandatory since January 1, 2025

The application of standards, amendments to existing standards and interpretations whose application has been mandatory since January 1, 2025 in the European Union primarily concern:
■Amendment to IAS 21 Lack of Exchangeability, the Effects of Changes in Foreign Exchange Rates.

This amendment had no material impact on the Company’s unaudited interim condensed consolidated financial statements for the six-month period ended June 30, 2025.

Standards, amendments to existing standards and interpretations published by the IASB whose application is not yet mandatory

The new standards, interpretations and amendments to existing standards that have been published but are not yet applicable are:
■Amendments to IFRS 9 and IFRS 7 – Classification and Measurement of Financial Instruments – as of January 1, 2026
■Amendments to IFRS 9 and IFRS 7 – Contracts Referencing Nature-dependent Electricity – as of January 1, 2026
■Annual Improvements to IFRS Accounting Standards, as of January 1, 2026– Amendments to:
•IFRS 1 First-time Adoption of International Financial Reporting Standards;
•IFRS 7 Financial Instruments: Disclosures and its accompanying Guidance on implementing IFRS 7;
•IFRS 9 Financial Instruments;
•IFRS 10 Consolidated Financial Statements; and
•IAS 7 Statement of Cash flows
■New standard – IFRS 18 – Presentation and Disclosure in Financial Statements – as of January 1, 2027
■New standard – IFRS 19 – Subsidiaries without Public Accountability: Disclosures– as of January 1, 2027

The Company is currently assessing the applicability and impact of these new standards, interpretations and amendments.

Seasonality of the Company’s activities

According to IAS 34 – “Interim Financial Reporting”, an entity whose business is highly seasonal should present financial information for the twelve months up to the end of the interim period and additional comparative information for the prior twelve-month period in the interim condensed consolidated financial statements in order to provide a better understanding and comparison of its interim consolidated financial statements.
As mentioned in Note 16 Revenue and other income, as most of the income from the Company is generated by ongoing contracts that primarily depend on performance obligations not correlated to seasonal trends, it is considered that the Company activities are not seasonal.

Therefore, the following unaudited interim condensed consolidated financial statements and corresponding notes will not include comparative information other than that mentioned in IAS 34.20.

Going Concern

From inception, the Company has financed its growth through successive capital increases, debt, collaboration and license agreements and payment of research tax credit (CIR) receivables. The Company continues to pursue its research and development activities for its product candidates.

The Company has incurred operating losses and negative cash flows from operations since inception due to the innovative nature of the product candidates it is developing, which necessitates a research and development phase spanning multiple years. The Company does not expect to generate revenue from product sales in the near future.

In March 2025, the Company and Janssen executed an amendment to the License Agreement. The amendment provides that Janssen will assume almost full financial responsibility for NANORAY-312, the ongoing pivotal Phase 3 trial through completion, less a small portion of costs that will remain covered by the Company, allowing the Company to extend its cash runway and to reduce its operating cash outflows post this amendment, including the period beyond mid-2026.

As of June 30, 2025, the Company had €28.8 million of available cash and cash equivalents, consisting of cash and short-term bank deposits that are liquid and easily convertible within 3 months without penalty or risk of change in value (see Note 9. – Cash and cash equivalents).

As of the date of authorization of the issuance of these interim condensed consolidated financial statements, the Company estimates, given its current cost structure and its projected expenditure commitments, that it should have sufficient funds to finance its activities into mid-2026. Accordingly, the Company’s current cash and cash equivalents will not be sufficient to cover its operating needs for at least the next 12 months following the date of the issuance of these financial statements.

Based on its current business plan, the Company estimates that to meet its obligations over the next 12 months, it will require additional liquidity in the range of €8 to €10 million. These events and conditions indicate that a material uncertainty exists that may cast significant doubt on the Company’s ability to continue as a going concern and, therefore, the Company may be unable to realize its assets and discharge its liabilities in the normal course of business.

This estimate is based on the Company’s current business plan and excludes (i) other expenses resulting from any potential in-licensing or acquisition of additional product candidates or technologies, or any associated development the Company may pursue, (ii) any potential milestone payments that may be received or paid by the Company or potential additional financing. The Company may have based this estimate on incorrect assumptions and may have to use its resources sooner than anticipated.

To finance its activities beyond mid-2026, the Company needs to raise additional funds and is in active discussions regarding non-dilutive financing, intended to meaningfully extend its cash runway beyond the 12 months.

In addition, further to the current discussions, the Company may seek to raise additional funds to achieve its development goals for its research and development programs through:
•other potential public or private securities offerings,
•potential strategic transactions such as business development partnerships; and
•R&D project subsidies.

Based on the above, the interim condensed consolidated financial statements as of and for the six-month period ended June 30, 2025, have been prepared on a going concern basis assuming the Company will continue to operate for the foreseeable future and to address its liquidity challenges by pursuing activities to generate additional cash inflows and by closely managing its operating expenditures. As such, they do not include any adjustments related to the value or classification of assets and liabilities that may be required if the Company were not able to continue as a going concern.

The Company cannot guarantee that it will be able to obtain the necessary financing, through any of the foregoing measures or otherwise, to meet its needs or to obtain funds at acceptable terms and conditions, on a timely basis, or at all, especially considering the generally challenging environment for financing of biotech companies. If the Company is unable to obtain funding on a timely basis, it may be required to significantly curtail, delay or discontinue one or more of its research or development programs or the commercialization of any approved product or be unable to expand its operations or otherwise capitalize on its business opportunities, as desired, which would impair the Company’s prospects and business operations.

Basis of consolidation	BASIS OF CONSOLIDATION
Consolidated entities

As of June 30, 2025, the consolidation scope is comprised of one parent entity and is similar to that of December 31, 2024 as Nanobiotix S.A. has three wholly owned subsidiaries:
•Nanobiotix Corp., incorporated in the State of Delaware in September 2014 and located in the USA,
•Nanobiotix Germany GmbH, created in October 2017 and located in Germany,
•Nanobiotix Spain S.L.U., created in December 2017 and located in Spain.

Accordingly, the unaudited interim condensed consolidated financial statements as of June 30, 2025 include the operations of each of these subsidiaries, to the extent applicable, from the date of their incorporation.

Foreign currency transactions

The unaudited interim condensed consolidated financial statements are presented in thousands of euros, which is the Group’s presentation currency and the functional currency of the parent company, Nanobiotix S.A.

The financial statements of consolidated foreign subsidiaries whose functional currency is not the euro are translated into euros for statement of financial position items at the closing exchange rate for the statement of financial position, whereas, items of the statement of operations, statement of comprehensive loss and statement of cash flow are converted at the average exchange rate for the period presented, except where this method cannot be applied due to significant exchange rate fluctuations during the applicable period.

The dollar-to-euro exchange rate used in the unaudited interim condensed consolidated financial statements to convert the Group transactions denominated in US dollars were a closing of $1.1720 as of June 30, 2025 and an average of $1.0930 for the six-month period ended June 30, 2025 compared with $1.0705 and $1.0812 respectively, as of and for the six-month period ended June 30, 2024 (source: Banque de France).

The resulting currency translation adjustments are recorded in other comprehensive income (loss) as a cumulative currency translation adjustment.

Use of judgement, estimates and assumptions	USE OF JUDGEMENT, ESTIMATES AND ASSUMPTIONS
The preparation of unaudited interim condensed consolidated financial statements in accordance with IAS 34 requires the use of estimates and assumptions that affect the amounts and information disclosed in the financial statements. The estimates and judgments used by management are based on historical information and on other factors, including expectations about future events considered to be reasonable given the circumstances. These estimates may be revised where the circumstances on which they are based change.

Consequently, actual results may vary significantly from these estimates under different assumptions or conditions. A sensitivity analysis may be presented if the results differ materially based on the application of different assumptions or conditions. The main items affected by the use of estimates are share-based payments, deferred tax assets, clinical trials accruals, revenue recognition and the measurement of financial instruments (fair value and amortized costs).

Measurement of share-based payments

The Company measures the fair value of stock options (OSA), founders’ warrants (BSPCE), warrants (BSA) and free shares (AGA) granted to employees, members of the Executive and Supervisory Board and consultants based on actuarial models. These actuarial models require that the Company use certain calculation assumptions with respect to characteristics of the grants (e.g., option vesting terms) and market data (e.g., to determine expected share volatility) (See Note 18 - Share-based payments).

Deferred tax assets
Deferred taxes are recognized for temporary differences arising from the difference between the tax basis and the accounting basis of the Company’s assets and liabilities that appear in its financial statements. The primary source of deferred tax assets are related to the tax losses that can be carried forward or backward, depending on the jurisdiction. Enacted tax rates are used to measure deferred taxes.

The deferred tax assets are recorded in the accounts only to the extent that it is probable that the future profits will be sufficient to absorb the losses that can be carried forward or backward. Considering its stage of development, which does not allow for sufficiently reliable income projections to be made, the Company has not recognized deferred tax assets in relation to tax losses carry forwards in the statements of consolidated financial position.

Clinical trial accruals

Clinical trial expenses, although not yet billed in full, are estimated quarterly for each study and a provision is recognized accordingly. (See Note 14.1 - Trade and other payables for information regarding the clinical trial accruals as of June 30, 2025 and December 31, 2024).

Revenue recognition

In order to determine the amount and timing of revenue under the contract with customers, the Company is required to use significant judgments, mainly with respect to identifying performance obligations of the Company, determining the stand alone selling price of the performance obligations, the transaction price allocation and the timing of satisfaction of support services provided to customers.

Determining the distinctiveness of performance obligations — A promised good or service will need to be recognized separately in revenue if it is distinct as defined in IFRS 15. In determining whether the performance obligation is separate, the Company analyses if (i) the good or service is distinct in absolute terms, i.e. it can be useful to the customer, either on its own or in combination with resources that the customer can obtain separately; and if (ii) the good or service is distinct in the context of the contract, i.e. it can be identified separately from the other goods and services in the contract because there is not a high degree of interdependence or integration between this element and the other goods or services promised in the contract. If either of these two conditions is not met, the good or service is not distinct, and the Company must group it with other promised goods or services until it becomes a distinct group of goods or services.

Allocation of transaction price to performance obligations — A contract’s transaction price is allocated to each distinct performance obligation and recognized as revenue when, or as, the performance obligation is satisfied. For contracts with multiple performance obligations, the Company allocates the contract’s transaction price to each performance obligation using our best estimate of the standalone selling price of each distinct good or service in the contract.

Variable consideration — Due to the nature of the work required to be performed on many of the Company’s performance obligations, the estimation of total revenue and cost at completion is complex, subject to many variables and requires significant judgment. It is common for the collaboration and license agreements to contain variable consideration that can increase the transaction price. Variability in the transaction price arises primarily due to milestone payments obtained following the achievement of specific milestones (e.g., scientific results or regulatory or commercial approvals). The Company includes the related amounts in the estimated transaction price as soon as their receipt is highly probable. The effect of the increase of the transaction price due to milestones payments is recognized as an adjustment to revenue on a cumulative catch‑up basis.

Revenue recognized over time and input method — Some of the Company’s performance obligations are satisfied over time as work progresses, thus revenue is recognized over time, using an input measure of progress as it best depicts the transfer of control to the customers.

Contract modification — The Company accounts for a contract modification as if it were a part of the existing contract if the remaining goods or services are not distinct and, therefore, form part of a single performance obligation that is partially satisfied at the date of the contract modification. The effect that the contract modification has on the transaction price, and on the entity's measure of progress towards complete satisfaction of the performance obligation, is recognized as an adjustment to revenue at the date of the contract modification (i.e. on a cumulative catch-up basis). The Company is required to use significant judgments with respect to identifying and determining the amended standalone selling price of the performance obligations, the transaction price allocation and the adjusted timing of satisfaction of the remaining services provided to customers.
See Note 16 - to the Company’s consolidated financial statements as of and for the year ended December 31, 2024 for additional detail regarding the Company’s accounting policies and specific judgments made with regard to revenue recognition, and for its additional sources of revenue and other income.

Measurement of financial assets and liabilities

At the renegotiation date in October 2022, the fair value measurement of the EIB loan required the Company to determine:

–the discount rate of the new liability executed in October 2022. The discount rate reflects the company’s credit risk at the Amendment Agreement date as well as a premium to reflect uncertainties associated with the timing and the amount of the royalties’ payment. The Company involved external financial instruments valuation specialists to support in determining the average discount rate;

–the amount of additional interest (“royalties”, as defined by the royalty agreement with EIB) that will be due according to the loan agreement during a royalty calculation period commencing upon commercialization. The royalties due during this period will be determined and calculated based on the number of tranches that have been withdrawn and will be indexed to annual sales turnover relating to JNJ-1900 (NBTXR3) through specific Company’s license agreement. For the purpose of measuring the fair value of the EIB loan, the Company forecasts expected sales relating to JNJ-1900 (NBTXR3) during the royalty period, taking into consideration the operational assumptions such as market release dates of the products, growth and penetration rate in each market. (see Notes 4.4 - Financing Agreement with the European Investment Bank (“EIB”) and 13 - Financial liabilities to the Company’s consolidated financial statements as of and for the year ended December 31, 2024, for details about this loan and the accounting treatment applied).

Subsequent to the estimate of the fair value of the EIB loan performed at the renegotiation date, the debt has been measured at amortized cost based on the revised best estimate of the future cash flows related to the debt at each closing date. Accordingly, the Company determines the amount of additional interest as described above. Any subsequent adjustment of flows indexed to turnover are discounted at the original effective interest rate and the adjustment is recognized in profit or loss under the “catch-up” method. As of June 30, 2025, the fair value measurement of the EIB loan has been reassessed by the Company for disclosure purpose.

Revenues and other income
The revenue recognition accounting principles used to prepare the unaudited interim condensed consolidated financial statements for the six-month period ended June 30, 2025, are identical to those used for the year ended December 31, 2024, as completed below.

Further to the agreements signed during the fourth quarter of 2024 detailing the terms for the transfer of the sponsorship of the ongoing NANORAY-312 Phase 3 pivotal trial in head and neck cancer to Janssen (See Note 16 –
Revenues and other income to the consolidated financial statements as of and for the year ended December 31, 2024), the Company signed an amendment letter with Janssen BV on March 17, 2025.

The amendment letter provides that Janssen will ultimately assume nearly all remaining costs for the ongoing pivotal Phase 3 trial through completion, except for a limited portion of costs that will continue to be covered by the Company.

This amendment aims to improve the Company’s short-term cash runway by:
•reducing its obligation to make payments that were probable in the short term for the ongoing NANORAY-312 Phase 3 pivotal trial development costs; and
•revising potential future milestone payments for a total of $105 million under both the Janssen License Agreement and the Asia Licensing Agreement,

This amendment letter has been considered and accounted for as a contract modification under IFRS 15, which modifies the remaining transaction prices of both Janssen License Agreement and Asia Licensing Agreement, originally treated as separate contracts for IFRS 15 purposes. As there are price interdependencies between the two effects of the amendment as described above, the contract modification has been applied to both agreements.

The amendment does not change the scope of the initial contracts but the overall impact of the contract modification is a significant increase in the remaining constrained transaction price of the combined agreements (Janssen Agreement and Asia Licensing Agreement) while the constraint continues to apply to milestone payments.

The net positive impact on the constrained transaction price on the Janssen Agreement was recognized as a cumulative catch-up adjustment, as the remaining goods or services under the license agreement are not distinct. As a result, revenue for the six-month period ended June 30, 2025, included a one-off positive impact of €21.2 million, directly attributable to the contract modification as described above.

In accordance with IFRS 15, the funding obligation towards Janssen was reduced to a net refund liability amounting to €7.4 million as of June 30, 2025. See Note 14.4 – Refund liabilities.

The combined effects of the amendment on the two license agreements resulted also in the allocation of €18.1 million of the constrained transaction price to the Asia Licensing Agreement, which was recognized as the related contract liability since the delivery of the related performance obligation has not yet commenced. See Note 14.3 – Deferred income and Contract liabilities.